Financial Statements Schedule I - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Apr. 30, 2015	Aug. 31, 2014
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary shares, par value	$ 0.00006	$ 0.00006
Ordinary shares, shares authorized	83,333,333	83,333,333
Ordinary shares, shares outstanding	49,912,570	9,657,175
Series A1 Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Convertible preferred shares, par value		$ 0.00006				$ 0.00006
Convertible preferred shares, shares authorized		8,466,667
Convertible preferred shares, shares issued		8,466,665				6,244,443
Convertible preferred shares, shares outstanding		8,466,665
Series A2 Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Convertible preferred shares, par value		$ 0.00006			$ 0.00006
Convertible preferred shares, shares authorized		8,904,032
Convertible preferred shares, shares issued		8,442,221			8,442,221
Convertible preferred shares, shares outstanding		8,442,221
Series B1 Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Convertible preferred shares, par value		$ 0.00006		$ 0.00006
Convertible preferred shares, shares authorized		5,562,337
Convertible preferred shares, shares issued		5,562,335		5,562,335
Convertible preferred shares, shares outstanding		5,562,335
Series B2 Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Convertible preferred shares, par value		$ 0.00006	$ 0.00006
Convertible preferred shares, shares authorized		3,973,098
Convertible preferred shares, shares issued		3,973,096	3,973,096
Convertible preferred shares, shares outstanding		3,973,096
Parent Company
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary shares, par value	$ 0.00006	$ 0.00006
Ordinary shares, shares authorized	83,333,333	83,333,333
Ordinary shares, shares outstanding	49,912,570	9,657,175
Parent Company | Series A1 Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Convertible preferred shares, par value		$ 0.00006
Convertible preferred shares, shares authorized		8,466,667
Convertible preferred shares, shares issued		8,466,665
Convertible preferred shares, shares outstanding		8,466,665
Parent Company | Series A2 Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Convertible preferred shares, par value		$ 0.00006
Convertible preferred shares, shares authorized		8,904,032
Convertible preferred shares, shares issued		8,442,221
Convertible preferred shares, shares outstanding		8,442,221
Parent Company | Series B1 Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Convertible preferred shares, par value		$ 0.00006
Convertible preferred shares, shares authorized		5,562,337
Convertible preferred shares, shares issued		5,562,335
Convertible preferred shares, shares outstanding		5,562,335
Parent Company | Series B2 Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Convertible preferred shares, par value		$ 0.00006
Convertible preferred shares, shares authorized		3,973,098
Convertible preferred shares, shares issued		3,973,096
Convertible preferred shares, shares outstanding		3,973,096